UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC	225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)		(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	8/31

Date of reporting period:	11/30/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MERITAGE GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS — 90.13%	Shares	Fair Value
Communication Services — 9.49%
Alphabet, Inc., Class A(a)	1,103	$1,223,943
Facebook, Inc., Class A(a)	3,675	516,742
IAC/InterActiveCorp(a)	3,211	571,430
Walt Disney Company (The)	2,640	304,894
		2,617,009
Consumer Discretionary — 17.31%
Amazon.com, Inc.(a)	875	1,478,899
Best Buy Company, Inc.	5,000	322,950
Fox Factory Holding Corporation(a)	5,385	343,078
Home Depot, Inc. (The)	6,080	1,096,345
Nordstrom, Inc.	8,585	453,889
O'Reilly Automotive, Inc.(a)	1,263	437,983
Sony Corporation - ADR	7,760	409,883
Urban Outfitters, Inc.(a)	6,050	230,445
		4,773,472
Consumer Staples — 3.56%
Hershey Company (The)	3,260	353,058
Monster Beverage Corporation(a)	5,400	322,272
National Beverage Corporation(a)	3,515	306,754
		982,084
Financials — 1.41%
S&P Global, Inc.	2,123	388,212

Health Care — 18.85%
Amedisys, Inc.(a)	2,356	321,005
Amgen, Inc.	2,516	523,957
Centene Corporation(a)	3,910	556,198
Express Scripts Holding Company(a)	5,840	592,584
Globus Medical, Inc., Class A(a)	9,120	440,405
Innoviva, Inc.(a)	16,130	294,534
Intuitive Surgical, Inc.(a)	2,240	1,189,149
Johnson & Johnson	3,382	496,816
Mettler-Toledo International, Inc.(a)	731	465,398
WellCare Health Plans, Inc.(a)	1,239	315,796
		5,195,842
Industrials — 3.99%
AMETEK, Inc.	5,365	393,952
Ingersoll-Rand plc	3,570	369,566

Nordson Corporation	2,795	336,546
		1,100,064
Information Technology — 35.52%
Accenture plc, Class A	3,554	584,704
Adobe Systems, Inc.(a)	1,844	462,641
Apple, Inc.	9,471	1,691,331
CyberArk Software Ltd.(a)	4,490	332,889
Fiserv, Inc.(a)	9,145	723,644
Fortinet, Inc.(a)	11,035	814,825
Mastercard, Inc., Class A	5,133	1,032,092
Microsoft Corporation	14,090	1,562,441
Novanta, Inc.(a)	5,380	349,323
Ultimate Software Group, Inc. (The)(a)	1,272	335,706
VMware, Inc., Class A(a)	3,907	653,797
Zebra Technologies Corporation, Class A(a)	6,942	1,248,172
		9,791,565

Total Common Stocks (Cost $18,939,469)		24,848,248

EXCHANGE-TRADED FUNDS - 5.53%
Consumer Staples Select Sector SPDR Fund	5,485	308,586
iShares Russell 1000 Growth ETF	3,900	558,948
SPDR S&P Bank ETF	14,845	658,227

Total Exchange-Traded Funds (Cost $1,468,556)		1,525,761

MONEY MARKET FUNDS - 4.23%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.04%(b)	1,165,944	1,165,944

Total Money Market Funds (Cost $1,165,944)		1,165,944

Total Investments — 99.89% (Cost $21,573,969)		27,539,953

Other Assets in Excess of Liabilities — 0.11%		28,957

NET ASSETS — 100.00%		$27,568,910

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2018.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS — 84.45%	Shares	Fair Value
Communication Services — 4.14%
AMC Networks, Inc., Class A(a)	4,860	$290,920
Comcast Corporation, Class A	11,035	430,475
		721,395
Consumer Discretionary — 6.43%
Adtalem Global Education, Inc.(a)	5,815	335,758
AutoZone, Inc.(a)	558	451,461
Dollar General Corporation	3,000	332,970
		1,120,189
Consumer Staples — 2.30%
Koninklijke Ahold Delhaize N.V. - ADR	15,650	401,423

Energy — 10.30%
Chevron Corporation	3,500	416,290
CNOOC Limited - ADR	1,953	328,944
Equinor ASA	14,830	346,725
HollyFrontier Corporation	4,080	254,878
Royal Dutch Shell plc, Class A - ADR	7,430	448,772
		1,795,609
Financials — 20.08%
Athene Holding Limited, Class A(a)	6,160	267,898
Capital One Financial Corporation	4,145	371,724
Discover Financial Services	5,130	365,769
Lincoln National Corporation	4,995	314,535
Northern Trust Corporation	4,030	399,897
Prudential Financial, Inc.	3,995	374,571
Reinsurance Group of America, Inc.	2,460	367,475
State Street Corporation	5,455	398,324
Torchmark Corporation	5,337	461,171
Unum Group	4,920	176,677
		3,498,041
Health Care — 17.32%
Anthem, Inc.	1,220	353,885
Biogen, Inc.(a)	1,144	381,776
Cigna Corporation	2,395	534,996
CVS Health Corporation	1,542	123,632
Emergent BioSolutions, Inc.(a)	6,890	501,867
PRA Health Sciences, Inc.(a)	4,265	497,896
UnitedHealth Group, Inc.	1,452	408,535

Universal Health Services, Inc., Class B	1,568	216,368
		3,018,955
Industrials — 7.79%
Acuity Brands, Inc.	2,815	366,007
CSX Corporation	5,175	375,860
Herman Miller, Inc.	7,800	264,108
Regal-Beloit Corporation	4,485	350,637
		1,356,612
Information Technology — 11.44%
CDW Corporation	5,235	485,180
Cognizant Technology Solutions Corporation, Class A	5,140	366,122
MAXIMUS, Inc.	5,675	403,606
Vishay Intertechnology, Inc.	21,005	437,954
WNS Holdings Limited - ADR(a)	6,145	300,122
		1,992,984
Real Estate — 2.01%
Host Hotels & Resorts, Inc.	18,445	350,455

Utilities — 2.64%
Entergy Corporation	5,290	460,547

Total Common Stocks (Cost $12,457,921)		14,716,210

EXCHANGE-TRADED FUNDS - 10.07%

Utilities Select Sector SPDR® Fund (The)	16,275	904,726
Vanguard Consumer Staples ETF	2,450	355,912
Vanguard Real Estate ETF	6,025	493,930

Total Exchange-Traded Funds Cost ($1,652,156)		1,754,568

MONEY MARKET FUNDS - 3.76%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.04%(b)	655,424	655,424

Total Money Market Funds (Cost $655,424)		655,424

Total Investments — 98.28% (Cost $14,765,501)		17,126,202

Other Assets in Excess of Liabilities — 1.72%		299,596

NET ASSETS — 100.00%		$17,425,798

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2018.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

MERITAGE YIELD-FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS — 89.93%	Shares	Fair Value
Communication Services — 7.08%
AT&T, Inc.	22,090	$690,092
China Mobile Limited - ADR	10,670	530,726
Verizon Communications, Inc.	12,057	727,036
Vodafone Group plc - ADR	28,630	615,259
		2,563,113
Consumer Discretionary — 8.23%
DSW, Inc., Class A	22,680	629,144
Extended Stay America, Inc.	29,190	531,258
Garmin Limited	7,205	480,285
Tapestry, Inc.	9,580	372,949
Target Corporation	4,890	346,994
		2,360,630
Consumer Staples — 10.94%
Altria Group, Inc.	9,645	528,835
General Mills, Inc.	11,670	493,758
Imperial Brands plc - ADR	16,270	495,584
Kimberly-Clark Corporation	4,180	482,247
Philip Morris International, Inc.	6,245	540,380
Unilever plc - ADR	10,985	596,375
		3,137,179
Energy — 9.01%
Alliance Resource Partners, LP(a)	28,016	550,514
Kinder Morgan, Inc.	36,630	625,274
Plains GP Holdings LP, Class A(a)	21,955	485,864
Royal Dutch Shell plc, Class B - ADR	8,650	536,560
Valero Energy Corporation	4,820	385,118
		2,583,330
Financials — 16.83%
AllianceBernstein Holding LP(a)	20,235	611,299
KeyCorp	22,830	418,702
Lazard Limited, Class A(a)	13,440	539,213
MetLife, Inc.	11,670	520,832
Old Republic International Corporation	24,885	561,157
PacWest Bancorp	10,880	437,811
Principal Financial Group, Inc.	9,660	476,431
Solar Capital Ltd. (b)	18,605	394,240
SunTrust Banks, Inc.	6,690	419,396

Wells Fargo & Company	8,295	450,254
		4,829,335
Health Care — 6.75%
Merck & Company, Inc.	10,595	840,607
Pfizer, Inc.	13,735	634,969
Roche Holding AG - ADR	14,250	462,128
		1,937,704
Industrials — 2.99%
Cummins, Inc.	3,372	509,374
Hubbell, Inc.	3,160	348,106
		857,480
Information Technology — 2.98%
Infosys Limited - ADR	45,940	452,968
International Business Machines Corporation (IBM)	3,239	402,511
		855,479
Materials — 4.36%
Huntsman Corporation	13,570	274,385
LyondellBasell Industries NV, Class A	4,000	373,240
Norbord, Inc.	11,250	314,663
Packaging Corporation of America	2,960	289,547
		1,251,835
Real Estate — 9.60%
Medical Properties Trust, Inc.	29,465	508,861
National Health Investors, Inc.	8,570	668,288
Piedmont Office Realty Trust, Inc., Class A	34,445	638,266
Public Storage	1,824	388,986
Simon Property Group, Inc.	2,956	548,900
		2,753,301
Utilities — 9.31%
CenterPoint Energy, Inc.	22,735	636,807
Entergy Corporation	7,070	615,514
PPL Corporation	23,380	715,194
Public Service Enterprise Group, Inc.	12,575	702,943
		2,670,458

Total Common Stocks (Cost $23,740,124)		25,799,844

CONVERTIBLE PREFERRED STOCKS — 6.17%

Industrials — 2.28%
Stanley Black & Decker, Inc., 5.38%	6,665	653,170

Information Technology — 2.41%
Belden, Inc., 6.75%	9,045	690,001

Utilities — 1.48%
Centerpoint Energy, Inc., Class B, 7.00%	8,475	425,445

Total Convertible Preferred Stocks (Cost $1,998,134)		1,768,616

MONEY MARKET FUNDS - 6.13%

Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 2.04%(c)	1,757,784	1,757,784

Total Money Market Funds (Cost $1,757,784)		1,757,784

Total Investments — 102.23% (Cost $27,496,042)		29,326,244

Liabilities in Excess of Other Assets — (2.23)%		(639,079)

NET ASSETS — 100.00%		$28,687,165

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Rate disclosed is the seven day effective yield as of November 30, 2018.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At November 30, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Meritage Growth Equity Fund	$21,589,444	$6,374,436	$(423,927)	$5,950,509
Meritage Value Equity Fund	14,786,795	2,582,884	(243,477)	2,339,407
Meritage Yield-Focus Equity Fund	27,637,293	2,626,157	(937,206)	1,688,951

Meritage Funds

Notes to the Schedule of Investments

November 30, 2018

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), and the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (‘NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and convertible preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Meritage Portfolio Management, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends up on the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2018:

	Valuation Inputs
Growth Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks *	$24,848,248	$-	$-	$24,848,248
Exchange-Traded Funds	1,525,761	-	-	1,525,761
Money Market Funds	1,165,944	-	-	1,165,944
Total	$27,539,953	$-	$-	$27,539,953
Value Equity Fund
Common Stocks *	$14,716,210	$-	$-	$14,716,210
Exchange-Traded Funds	1,754,568	-	-	1,754,568
Money Market Funds	655,424	-	-	655,424
Total	$17,126,202	$-	$-	$17,126,202
Yield-Focus Equity Fund
Common Stocks *	$25,799,844	$-	$-	$25,799,844
Convertible Preferred Stocks *	1,078,615	690,001	-	1,768,616
Money Market Funds	1,757,784	-	-	1,757,784
Total	$28,636,243	$690,001	$-	$29,326,244

*	Refer to Schedule of Investments for Sector classifications.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

PRESERVER ALTERNATIVE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

COMMON STOCKS — 54.38%	Shares	Fair Value
Australia — 2.48%
Consumer Discretionary — 1.74%
Aristocrat Leisure Ltd.	12,000	$207,513
Domino's Pizza Enterprises Ltd.	5,000	168,068
		375,581
Industrials — 0.74%
Sydney Airport	32,339	160,726

Total Australia		536,307

Canada — 0.84%
Real Estate — 0.84%
NorthWest Healthcare Properties Real Estate Investment Trust	23,084	182,254

France — 1.24%
Industrials — 1.24%
Thales SA	2,200	269,738

Germany — 3.84%
Consumer Discretionary — 1.53%
adidas AG	1,500	330,805

Consumer Staples — 0.86%
Henkel AG & Company KGaA	1,800	185,849

Industrials — 0.10%
KION Group AG	400	22,561

Real Estate — 1.35%
Deutsche Wohnen SE	6,120	293,355

Total Germany		832,570

See accompanying notes which are an integral part of this schedule of investments.

Japan — 4.22%
Communication Services — 1.36%
SoftBank Group Corporation	3,500	293,740

Consumer Discretionary — 1.49%
McDonald's Holdings Company Japan Ltd.	7,200	322,876

Information Technology — 1.37%
Amano Corporation	5,000	107,837
Keyence Corporation	350	189,947
		297,784

Total Japan		914,400
Luxembourg — 1.23%
Consumer Discretionary — 1.23%
B&M European Value Retail S.A.	60,000	267,093

Sweden — 0.96%
Industrials — 0.96%
Volvo AB, B Shares	15,000	208,597

United Kingdom — 1.34%
Health Care — 1.34%
Abcam plc	20,000	289,294

United States — 38.23%
Communication Services — 2.05%
Alphabet, Inc., Class A(a)	400	443,860

Consumer Discretionary — 2.65%
Norwegian Cruise Line Holdings Ltd.(a)	6,000	307,920
Starbucks Corporation	4,000	266,880
		574,800
Consumer Staples — 1.63%
Coca-Cola Company (The)	7,000	352,800

See accompanying notes which are an integral part of this schedule of investments.

Energy — 2.30%
Enterprise Products Partners LP(b) (c)	19,000	498,750

Financials — 6.08%
Berkshire Hathaway, Inc., Class B(a) (c)	2,000	436,480
Blackstone Group LP (The)	7,000	236,110
MSCI, Inc.	2,000	314,180
Progressive Corporation (The)	5,000	331,450
		1,318,220
Health Care — 3.70%
Eli Lilly & Company	2,000	237,280
UnitedHealth Group, Inc.	2,000	562,720
		800,000
Industrials — 3.04%
FedEx Corporation	1,500	343,500
W.W. Grainger, Inc.	1,000	314,040
		657,540
Information Technology — 10.32%
Adobe Systems, Inc.(a)	2,000	501,781
Broadridge Financial Solutions, Inc.	2,000	211,740
Mastercard, Inc., Class A(c)	2,000	402,140
Microsoft Corporation	2,500	277,225
Motorola Solutions, Inc.	3,500	459,375
SS&C Technologies Holdings, Inc.	8,000	385,200
		2,237,461
Real Estate — 4.62%
Equinix, Inc.	800	308,224
HCP, Inc.	11,000	321,860
Simon Property Group, Inc.	2,000	371,380
		1,001,464
Utilities — 1.84%
NextEra Energy, Inc.	2,200	399,762

Total United States		8,284,657

Total Common Stocks (Cost $10,852,177)		11,784,910

PREFERRED STOCKS — 4.80%

United States — 4.80%
Financials — 3.58%
Bank of America Corporation, Series W, 6.63%	4,100	103,730
Citigroup, Inc., Series J, 7.13%	2,500	66,875
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,000	350,140

See accompanying notes which are an integral part of this schedule of investments.

New York Mortgage Trust, Inc., Series C, 7.88%	11,000	255,200
		775,945
Real Estate — 1.22%
Jernigan Capital, Inc., Series B, 7.00%	11,100	263,847

Total Preferred Stocks (Cost $1,052,804)		1,039,792

CLOSED-END FUNDS - 3.33%

Barings Global Short Duration High Yield Fund	17,500	294,350
Eaton Vance Limited Duration Income Fund	35,000	426,650

Total Closed-End Funds (Cost $771,776)		721,000

EXCHANGE-TRADED FUNDS - 2.14%

SPDR Bloomberg Barclays Convertible Securities ETF	9,000	463,050

Total Exchange-Traded Funds (Cost $443,069)		463,050

	Principal Amount
CONVERTIBLE CORPORATE BONDS — 0.59%
United States — 0.59%

Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	$120,000	126,869

Total Convertible Corporate Bonds (Cost $109,600)		126,869
CORPORATE BONDS — 20.00%
United States — 20.00%
Consumer Discretionary — 3.06%
International Game Technology plc, 5.35%, 10/15/2023	120,000	118,950
L Brands, Inc., 5.25%, 2/1/2028	200,000	176,688
Levi Strauss & Company, 5.00%, 5/1/2025	250,000	250,000
Scientific Games International, Inc., 6.25%, 9/1/2020	120,000	117,600
		663,238
Energy — 1.09%
Genesis Energy LP, 6.75%, 8/1/2022	100,000	99,750
Range Resources Corporation, 4.88%, 5/15/2025	150,000	136,125
		235,875
Financials — 8.90%

See accompanying notes which are an integral part of this schedule of investments.

Bank of America Corporation, MTN, 2.33%, 10/1/2021	250,000	244,039
Bank of America Corporation, 5.88%, Perpetual	350,000	334,689
Citibank N.A., 2.13%, 10/20/2020	200,000	195,027
Citigroup, Inc., Series M, 6.30%, Perpetual	220,000	213,675
PNC Bank NA, 4.05%, 7/26/2028	250,000	246,479
Stifel Financial Corporation, 4.25%, 7/18/2024	200,000	199,463
Wells Fargo & Company, MTN, 2.60%, 7/22/2020	250,000	246,122
Wells Fargo Bank NA, 3.33%, 7/23/2021	250,000	248,719
		1,928,213
Health Care — 1.89%
Community Health Systems, Inc., 8.13%, 6/30/2024(e)	150,000	116,250
DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	200,000	188,250
Tenet Healthcare Corporation, 8.13%, 4/1/2022	100,000	104,375
		408,875
Industrials — 1.07%
Timken Company (The), 3.88%, 9/1/2024	100,000	97,957
Triumph Group, Inc., 5.25%, 6/1/2022	150,000	135,375
		233,332
Materials — 0.76%
AK Steel Corporation, 6.38%, 10/15/2025	200,000	165,000

Real Estate — 1.34%
Iron Mountain, Inc., 5.75%, 8/15/2024	200,000	191,000
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	99,438
		290,438
Telecommunication Services — 1.54%
CenturyLink, Inc., Series D, 7.20%, 12/1/2025	200,000	194,640
T-Mobile USA, Inc., 4.75%, 2/1/2028	150,000	139,095
		333,735
Utilities — 0.35%
Ferrellgas Partners LP, 8.63%, 6/15/2020	100,000	76,000

Total Corporate Bonds (Cost $4,450,953)		4,334,706

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.38%

Banc of America Mortgage Securities, Inc., Series 2004-K, Class 1A2, 3.86%, 12/25/2034 (d)	84,814	81,822
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	53,174	56,231
Countrywide Home Loans Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1, 3.63%, 2/20/2035 (d)	45,501	45,940
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 2.82%, 6/25/2035 (1MO LIBOR + 50bps)(d)	20,466	19,697
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 4.26%, 11/19/2034 (d)	117,416	118,305
Impac CMB Trust, Series 2005-08, Class 2B, 4.57%, 2/25/2036 (1MO LIBOR + 225bps)(d)	158,391	153,307

See accompanying notes which are an integral part of this schedule of investments.

Residential Asset Mortgage Products, Inc., Series 2001-RS2, Class MII2, 3.74%, 6/25/2031 (1MO LIBOR + 142.5bps)(d)	257,252	256,598

Total Collateralized Mortgage Obligations (Cost $688,022)		731,900

U.S. TREASURY OBLIGATIONS — 5.06%

United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025(f)	200,000	204,980
United States Treasury Notes, 1.13%, 2/28/2021	450,000	433,556
United States Treasury Notes, 1.63%, 2/15/2026	500,000	457,568

Total U.S. Treasury Obligations (Cost $1,127,002)		1,096,104
ASSET-BACKED SECURITIES — 0.59%

American Airlines, Inc. Pass Through Trust - Series 2013-2, Class B, 5.60%, 1/15/2022 (e)	126,311	128,363

Total Asset-Backed Securities (Cost $127,309)		128,363

Total Investments — 94.27% (Cost $19,622,712)		20,426,694

Other Assets in Excess of Liabilities — 5.73%		1,241,660

NET ASSETS — 100.00%		$21,668,354

(a)	Non-income producing security.
(b)	Master Limited Partnership
(c)	All or a portion of the security is held as collateral for unsettled security transactions.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.

ETF - Exchange-Traded Fund

MTN -Medium Term Note

SPDR - Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of November 30, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,558,184
Gross Unrealized Depreciation	(782,585)
Net Unrealized Appreciation	$775,599

As of November 30, 2018, the aggregate cost of securities for federal income tax purposes was $19,651,095 for the Preserver Alternative Opportunities Fund.

Preserver Alternative Opportunities Fund

Notes to the Schedule of Investments

November 30, 2018 (Unaudited)

The Preserver Alternative Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Preserver Partners, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund's administrator, and representatives of the Adviser (together the "Pricing Review Committee"). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,784,910	$-	$-	$11,784,910
Preferred Stocks	1,039,792	-	-	1,039,792
Closed-End Funds	721,000	-	-	721,000
Exchange-Traded Funds	463,050	-	-	463,050
Convertible Corporate Bonds	-	126,869	-	126,869
Corporate Bonds	-	4,334,706	-	4,334,706
Collateralized Mortgage Obligations	-	731,900	-	731,900
U.S. Treasury Obligations	-	1,096,104	-	1,096,104
Asset-Backed Securities	-	128,363	-	128,363
Total	$14,008,752	$6,417,942	$-	$20,426,694

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

HEDEKER STRATEGIC APPRECIATION FUND

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

CONVERTIBLE BONDS — 85.10%	Principal Amount	Fair Value
Consumer Discretionary — 4.89%
Booking Holdings, Inc., 0.90%, 9/15/2021	$500,000	$575,801
Carriage Services, Inc., 2.75%, 3/15/2021	300,000	300,369
Ctrip.com International Ltd., 1.99%, 7/1/2025	1,500,000	1,451,873
Vitamin Shoppe, Inc., 2.25%, 12/1/2020	525,000	450,210
		2,778,253
Energy — 8.45%
Golar LNG Ltd., 2.75%, 2/15/2022	1,250,000	1,269,289
Green Plains, Inc., 4.13%, 9/1/2022	1,250,000	1,161,850
Hurricane Energy plc, 7.50%, 7/24/2022	500,000	609,000
Oasis Petroleum, Inc., 2.63%, 9/15/2023	850,000	819,375
Tesla Energy Operations, Inc., 1.63%, 11/1/2019	1,000,000	940,517
		4,800,031
Financials — 13.69%
Apollo Commercial Real Estate Finance, Inc., 5.38%, 10/15/2023	500,000	492,350
Encore Capital Group, Inc., 3.00%, 7/1/2020	1,627,000	1,511,662
EZCORP, Inc., 2.88%, 7/1/2024	750,000	852,539
GAIN Capital Holdings, Inc., 4.13%, 12/1/2018	500,000	524,375
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022	1,000,000	958,750
Resource Capital Corporation, 8.00%, 1/15/2020	375,000	390,000
Starwood Property Trust, Inc., 4.00%, 1/15/2019	2,000,000	2,288,652
Two Harbors Investment Corporation, 6.25%, 1/15/2022	750,000	756,983
		7,775,311
Health Care — 25.87%
Acorda Therapeutics, Inc., 1.75%, 6/15/2021	640,000	544,439
Alder Biopharmaceuticals, Inc., 2.50%, 2/1/2025	1,000,000	923,193
AMAG Pharmaceuticals, Inc., 3.25%, 6/1/2022	900,000	876,150
ANI Pharmaceuticals, Inc., 3.00%, 12/1/2019	1,550,000	1,626,433
BioMarin Pharmaceutical, Inc., 1.50%, 10/15/2020	300,000	360,710
BioMarin Pharmaceutical, Inc., 0.60%, 8/1/2024	1,000,000	1,052,879
Clovis Oncology, Inc., 1.25%, 5/1/2025	500,000	324,688
Exact Sciences Corporation, 1.00%, 1/15/2025	1,000,000	1,226,833
Insmed, Inc., 1.75%, 1/15/2025	1,000,000	802,233
Intercept Pharmaceuticals, Inc., 3.25%, 7/1/2023	500,000	481,143
Invacare Corporation, 5.00%, 2/15/2021	500,000	382,645
Ionis Pharmaceuticals, Inc., 1.00%, 11/15/2021	500,000	554,596
Jazz Investments I Ltd., 1.88%, 8/15/2021	1,200,000	1,241,194
Medicines Company (The), 2.75%, 7/15/2023	1,050,000	867,130
Nevro Corporation, 1.75%, 6/1/2021	1,000,000	929,931

See accompanying notes which are an integral part of this schedule of investments.

PDL BioPharma, Inc., 2.75%, 12/1/2021	1,000,000	1,046,250
Retrophin, Inc., 2.50%, 9/15/2025	1,000,000	923,880
Theravance Biopharma, Inc., 3.25%, 11/1/2023	500,000	534,078
		14,698,405
Industrials — 5.49%
Dycom Industries, Inc., 0.75%, 9/15/2021	1,000,000	993,293
Team, Inc., 5.00%, 8/1/2023	1,000,000	1,066,130
Tutor Perini Corporation, 2.88%, 6/15/2021	1,100,000	1,057,375
		3,116,798
Information Technology — 21.51%
Carbonite, Inc., 2.50%, 4/1/2022	500,000	641,542
Envestnet, Inc., 1.75%, 12/15/2019	500,000	521,931
Harmonic, Inc., 4.00%, 12/1/2020	750,000	868,370
InterDigital, Inc., 1.50%, 3/1/2020	1,558,000	1,758,770
j2 Global, Inc., 3.25%, 6/15/2029	850,000	1,014,497
Knowles Corporation, 3.25%, 11/1/2021	900,000	982,638
Liberty Interactive LLC, 4.00%, 11/15/2029	1,350,000	918,000
Microchip Technology, Inc., 1.63%, 2/15/2027	2,000,000	2,025,797
NXP Semiconductors NV, 1.00%, 12/1/2019	1,000,000	1,034,403
ON Semiconductor Corporation, 1.00%, 12/1/2020	1,000,000	1,193,987
OSI Systems, Inc., 1.25%, 9/1/2022	1,000,000	928,372
Teradyne, Inc., 1.25%, 12/15/2023	256,000	326,918
		12,215,225
Materials — 0.87%
Cemex SAB de CV, 3.72%, 3/15/2020	500,000	491,844

Real Estate — 4.22%
Helical Bar Jersey Ltd., 4.00%, 6/17/2019	400,000	513,626
IH Merger Sub LLC, 3.50%, 1/15/2022	973,000	1,029,920
Redfin Corporation, 1.75%, 7/15/2023	1,000,000	853,969
		2,397,515
Total Convertible Bonds (Cost $49,111,195)		48,273,382

COMMON STOCKS — 2.75%	Shares

Financials — 0.00%
KeyCorp	—	(a)	2

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 2.75%
NVIDIA Corporation	9,550	1,560,756

Total Common Stocks (Cost $2,476,459)		1,560,758

CONVERTIBLE PREFERRED NOTES — 2.48%

Financials — 2.48%
Great Ajax Corporation, 7.25%, 4/30/2024	28,196	694,749
Ready Capital Corporation, 7.00%, 8/15/2023	28,537	715,851

Total Convertible Preferred Notes (Cost $1,452,385)		1,410,600

CONVERTIBLE PREFERRED STOCKS — 3.74%

Energy — 0.45%
Chesapeake Energy Corporation, 4.50%	5,000	257,500

Financials — 3.29%
Capitala Finance Corporation, 5.75%	33,203	796,872
NY Community Cap Trust V, 6.00%	23,000	1,069,960
		1,866,832

Total Convertible Preferred Stocks (Cost $2,261,556)		2,124,332

PREFERRED STOCKS — 1.79%

Real Estate — 1.79%
RLJ Lodging Trust, Series A, 7.80%	40,000	1,014,000

Total Preferred Stocks (Cost $1,032,216)		1,014,000

MONEY MARKET FUNDS - 0.72%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 2.14%(b)	411,447	411,447

Total Money Market Funds (Cost $411,447)		411,447

See accompanying notes which are an integral part of this schedule of investments.

Total Investments — 96.47% (Cost $56,745,258)	54,794,519

Other Assets in Excess of Liabilities — 3.53%	2,003,895

NET ASSETS — 100.00%	$56,798,414

(a)	Shares held are less than 0.5.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of November 30, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$892,355
Gross Unrealized Depreciation	(3,217,755)
Net Unrealized Depreciation on Investments	$(2,325,400)

As of November 30, 2018, the aggregate cost of securities for federal income tax purposes was $57,119,919 for the Fund.

See accompanying notes which are an integral part of this schedule of investments.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments

November 30, 2018 (Unaudited)

The Hedeker Strategic Appreciation Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Discounts and premiums on fixed income securities are accreted or amortized over the life of the respective securities using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

• Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Hedeker Strategic Appreciation Fund

Notes to the Schedule of Investments - continued

November 30, 2018 (Unaudited)

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings;(ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$48,273,382	$-	$48,273,382
Common Stocks	1,560,758	-	-	1,560,758
Convertible Preferred Notes	694,749	715,851	-	1,410,600
Convertible Preferred Stocks	2,124,332	-	-	2,124,332
Preferred Stocks	1,014,000	-	-	1,014,000
Money Market Funds	411,447	-	-	411,447
Total	$5,805,286	$48,989,233	$-	$54,794,519

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	1/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	1/23/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	1/23/2019